Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONTINUING OPERATIONS
Revenues	$ 7,258	$ 6,794
Operating expenses	(4,471)	(4,134)
Depreciation	(113)	(116)
Amortization of computer software	(618)	(512)
Amortization of other identifiable intangible assets	(91)	(97)
Other operating gains, net	144	397
Operating profit	2,109	2,332
Finance costs, net:
Net interest expense	(125)	(152)
Other finance income (costs)	45	(192)
Income before tax and equity method investments	2,029	1,988
Share of post-tax earnings in equity method investments	40	1,075
Tax benefit (expense)	123	(417)
Earnings from continuing operations	2,192	2,646
Earnings from discontinued operations, net of tax	15	49
Net earnings	2,207	2,695
Earnings (loss) attributable to:
Common shareholders	2,210	2,695
Non-controlling interests	$ (3)	$ 0
Basic earnings per share
From continuing operations	$ 4.86	$ 5.7
From discontinued operations	0.03	0.11
Basic earnings per share	4.89	5.81
Diluted earnings per share
From continuing operations	4.85	5.69
From discontinued operations	0.04	0.11
Diluted earnings per share	$ 4.89	$ 5.8